Summary of significant accounting policies (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended
	Dec. 28, 2013	Dec. 28, 2013	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Mar. 31, 2012	Dec. 11, 2011
Fiscal Year
Fiscal year period			364 days	364 days	364 days
Accounts receivable
Allowance for bad debt				$ 0
Inventories
Amortization of inventory fair value adjustment	288,000	867,000		867,000	9,199,000
Deferred loan fees
Deferred loan fees, current				558,000	548,000
Deferred loan fees, noncurrent				2,300,000	1,500,000
Successor
Fiscal Year
Successor period							112 days
Inventories
Amortization of inventory fair value adjustment						$ 9,369,000	$ 9,369,000
Predecessor
Fiscal Year
Predecessor period								252 days